Concentration of Credit Risk	6 Months Ended
Jun. 30, 2015
Concentration Of Credit Risk [Abstract]
Concentration of Credit Risk
Note 3 - Concentration of Credit Risk

For the six months ended June 30, 2015 and 2014, the following customers accounted for the following percentages of the Company’s revenues, respectively.

Customer	2015	2014
A	26%	25%
B	25%	-%
C	16%	5%
D	3%	49%

As of June 30, 2015 and December 31, 2014, the following customers accounted for the following percentages of the Company’s accounts receivable, respectively.

Customer	2015	2014
A	52%	22%
B	10%	25%
C	3%	35%